WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 88.9%
COMMUNICATION SERVICES - 17.8%
Diversified Telecommunication Services - 4.4%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	3,190,000	$3,662,519	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	7,820,000	8,310,314	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	1,700,000	1,897,446	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	1,530,000	1,563,140	(a)
Windstream Services LLC/ Windstream Finance Corp., Secured Notes	10.500%	6/30/24	3,025,000	60,500	*(a)(b)
Windstream Services LLC/ Windstream Finance Corp., Secured Notes	9.000%	6/30/25	330,000	19,800	*(a)(b)

Total Diversified Telecommunication Services				15,513,719

Entertainment - 1.3%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,490,000	1,479,056	(a)
Netflix Inc., Senior Notes	5.875%	11/15/28	670,000	821,946
Netflix Inc., Senior Notes	6.375%	5/15/29	1,750,000	2,211,562

Total Entertainment				4,512,564

Media - 6.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,233,000	1,314,816	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	3,250,000	3,440,125	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	100,000	106,250	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	590,000	626,073	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,737,000	6,072,256
DISH DBS Corp., Senior Notes	7.750%	7/1/26	7,738,000	8,869,798
Entercom Media Corp., Secured Notes	6.500%	5/1/27	550,000	470,833	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	1,060,000	1,166,000	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2020 Quarterly Report	1

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	540,000	$564,924	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,020,000	1,077,375	(a)

Total Media				23,708,450

Wireless Telecommunication Services - 5.4%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	2,080,000	2,224,310	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	800,000	901,500	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	4,288,000	5,485,960
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	130,000	196,487
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,452,000	1,617,165
Sprint Corp., Senior Notes	7.875%	9/15/23	3,160,000	3,679,425
Sprint Corp., Senior Notes	7.625%	3/1/26	530,000	652,605
VEON Holdings BV, Senior Notes	7.504%	3/1/22	800,000	865,868	(c)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	520,000	562,814	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,730,000	2,809,913	(a)

Total Wireless Telecommunication Services				18,996,047

TOTAL COMMUNICATION SERVICES				62,730,780

CONSUMER DISCRETIONARY - 16.0%
Auto Components - 2.3%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,780,000	3,550,837	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	570,000	633,769	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	500,000	516,728
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,980,000	2,038,162
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,300,000	1,386,372	(a)

Total Auto Components				8,125,868

Automobiles - 1.2%
Ford Motor Co., Senior Notes	8.500%	4/21/23	650,000	719,550
Ford Motor Co., Senior Notes	9.000%	4/22/25	2,320,000	2,717,996

See Notes to Schedule of Investments.

2	Western Asset High Yield Defined Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Automobiles - (continued)
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	200,000		$203,478
Ford Motor Credit Co. LLC, Senior Notes	3.096%	5/4/23	500,000		498,250

Total Automobiles					4,139,274

Diversified Consumer Services - 2.6%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	2,680,000		2,843,641	(a)
Frontdoor Inc., Senior Notes	6.750%	8/15/26	710,000		765,778	(a)
Garda World Security Corp., Senior Notes	9.500%	11/1/27	776,000		843,271	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	840,000		883,184	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,030,000		1,219,067
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	2,430,000		2,565,169	(a)

Total Diversified Consumer Services					9,120,110

Hotels, Restaurants & Leisure - 6.4%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	370,000		395,556	(a)
Boyne USA Inc., Secured Notes	7.250%	5/1/25	1,320,000		1,404,011	(a)
Colt Merger Sub Inc., Senior Notes	8.125%	7/1/27	1,500,000		1,591,957	(a)
Golden Nugget Inc., Senior Notes	8.750%	10/1/25	500,000		372,450	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	620,000		662,951	(a)
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	1,500,000		1,424,063	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	2,480,000		2,766,750	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	1,240,000		1,250,850	(a)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	320,000	GBP	394,410	(c)
Saga PLC, Senior Notes	3.375%	5/12/24	1,130,000	GBP	1,230,110	(c)
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	1,300,000		1,276,483	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	762,000		767,334	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	3,230,000		2,299,356	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2020 Quarterly Report	3

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,550,000		$1,724,375	(a)
Wyndham Hotels & Resorts Inc., Senior Notes	4.375%	8/15/28	570,000		575,458	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,360,000		2,377,818	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	200,000		196,855	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,460,000		1,534,774	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	330,000		368,775	(a)

Total Hotels, Restaurants & Leisure					22,614,336

Specialty Retail - 3.3%
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	1,980,000		2,145,310	(a)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	1,190,000	EUR	1,371,363	(c)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	690,000		698,066	(a)
Party City Holdings Inc., Senior Secured Notes (6 mo. USD LIBOR + 5.000%)	5.750%	7/15/25	879,305		560,557	(a)(d)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	4,660,000		4,805,625	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.500%	11/1/23	760,000		769,785
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,340,000		1,362,479

Total Specialty Retail					11,713,185

Textiles, Apparel & Luxury Goods - 0.2%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	600,000	EUR	674,573	(c)

TOTAL CONSUMER DISCRETIONARY					56,387,346

CONSUMER STAPLES - 1.9%
Food Products - 1.5%
Kraft Heinz Foods Co., Senior Notes	3.875%	5/15/27	50,000		53,582	(a)
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	170,000		188,404	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	400,000		455,870
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	180,000		185,175	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	2,365,000		2,515,769	(a)
Simmons Foods Inc., Secured Notes	5.750%	11/1/24	935,000		956,136	(a)
SunOpta Foods Inc., Secured Notes	9.500%	10/9/22	1,000,000		1,026,250	(a)

Total Food Products					5,381,186

See Notes to Schedule of Investments.

4	Western Asset High Yield Defined Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 0.4%
Energizer Holdings Inc., Senior Notes	6.375%	7/15/26	290,000	$308,128	(a)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	915,000	947,025

Total Household Products				1,255,153

TOTAL CONSUMER STAPLES				6,636,339

ENERGY - 14.9%
Oil, Gas & Consumable Fuels - 14.9%
Apache Corp., Senior Notes	5.100%	9/1/40	760,000	738,648
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	900,000	741,204	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,450,000	1,445,976	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	180,000	177,763
Continental Resources Inc., Senior Notes	4.375%	1/15/28	130,000	124,058
Continental Resources Inc., Senior Notes	4.900%	6/1/44	550,000	488,309
Ecopetrol SA, Senior Notes	6.875%	4/29/30	350,000	422,692
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,500,000	1,705,013
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	370,000	393,125	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	330,000	361,817	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	740,000	717,563
EQT Corp., Senior Notes	8.750%	2/1/30	150,000	179,813
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	810,000	1,164,124
MEG Energy Corp., Senior Notes	7.000%	3/31/24	2,556,000	2,543,488	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	770,000	738,638	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	3,710,000	3,805,032
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	790,000	964,741	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	2,140,000	417,300
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	150,000	29,625
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	4,183,000	815,685
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	420,000	435,750
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	690,000	636,090

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2020 Quarterly Report	5

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	440,000		$434,025
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	530,000		549,758
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	540,000		514,350
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,000,000		1,186,750
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	2,340,000		2,599,155
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,950,000		2,145,975
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,540,000		5,098,670
Range Resources Corp., Senior Notes	5.000%	3/15/23	600,000		598,863
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000		392,921
Range Resources Corp., Senior Notes	9.250%	2/1/26	3,420,000		3,607,142	(a)(e)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000		607,050	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	590,000		610,650	(a)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	960,000		345,600	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.750%	3/15/24	400,000		408,566
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	560,000		606,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	120,000		132,975
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,970,000		1,702,208	(a)
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	820,000	CAD	317,476	(a)
Western Midstream Operating LP, Senior Notes	5.050%	2/1/30	180,000		184,515

See Notes to Schedule of Investments.

6	Western Asset High Yield Defined Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	540,000	$484,828
Western Midstream Operating LP, Senior Notes	6.250%	2/1/50	3,840,000	3,852,326
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	530,000	595,727
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000	435,245
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000	1,953,473
WPX Energy Inc., Senior Notes	8.250%	8/1/23	430,000	484,844
YPF SA, Senior Notes	8.500%	7/28/25	4,230,000	3,423,127	(a)

TOTAL ENERGY				52,318,873

FINANCIALS - 12.9%
Banks - 9.2%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	800,000	904,132	(d)(f)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	740,000	790,542	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,950,000	2,168,984
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	900,000	985,014	(d)(f)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,760,000	2,661,675	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	810,000	923,477	(a)(d)(f)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	740,000	799,381	(d)(f)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,950,000	4,233,807	(d)(f)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2020 Quarterly Report	7

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,330,000	$1,581,869	(a)(d)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	300,000	310,375	(d)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000	914,543	(d)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	290,000	303,251	(d)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	700,000	754,820	(d)(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,590,000	2,794,607	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,410,000	2,681,068	(a)
Natwest Group PLC, Junior Subordinated Notes (3 mo. USD LIBOR + 2.320%)	2.628%	9/30/27	7,000,000	6,651,750	(d)(f)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	610,000	642,568	(d)(f)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,080,000	1,016,969	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,200,000	1,403,783	(a)(d)

Total Banks				32,522,615

Capital Markets - 1.4%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	700,000	771,327	(a)(d)(f)

See Notes to Schedule of Investments.

8	Western Asset High Yield Defined Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	890,000	$928,844
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,840,000	3,079,824	(a)(d)(f)

Total Capital Markets				4,779,995

Consumer Finance - 0.4%
Navient Corp., Senior Notes	5.875%	10/25/24	590,000	608,438
Navient Corp., Senior Notes	6.750%	6/15/26	700,000	729,312

Total Consumer Finance				1,337,750

Diversified Financial Services - 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	500,000	508,572
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	715,000	604,994	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,850,000	1,667,250	(a)(g)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	3,140,000	3,201,197
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	310,000	335,690

Total Diversified Financial Services				6,317,703

Thrifts & Mortgage Finance - 0.1%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	400,000	432,422	(a)

TOTAL FINANCIALS				45,390,485

HEALTH CARE - 8.1%
Health Care Providers & Services - 2.9%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,920,000	1,993,920	(a)
HCA Inc., Senior Notes	7.500%	11/15/95	1,000,000	1,289,295
LifePoint Health Inc., Senior Secured Notes	6.750%	4/15/25	480,000	518,400	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	1,350,000	1,408,921
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	540,000	576,450	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	1,000,000	1,051,395	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2020 Quarterly Report	9

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,540,000	$1,664,355
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	560,000	615,392	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.625%	6/15/28	700,000	727,874	(a)
US Renal Care Inc., Senior Notes	10.625%	7/15/27	460,000	497,000	(a)

Total Health Care Providers & Services				10,343,002

Pharmaceuticals - 5.2%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	210,000	231,297	(a)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	112,000	111,807	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	3,290,000	3,387,878	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,400,000	1,534,680	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	210,000	218,190	(a)
Endo Finance LLC/Endo Finco Inc., Senior Notes	7.250%	1/15/22	1,615,000	1,501,950	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,840,000	1,788,894
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	110,000	110,575
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	2,640,000	2,640,858
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	4,480,000	4,309,043
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,740,000	1,831,046
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	530,000	486,606

Total Pharmaceuticals				18,152,824

TOTAL HEALTH CARE				28,495,826

INDUSTRIALS - 5.2%
Aerospace & Defense - 0.4%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	1,340,000	1,458,590	(a)

See Notes to Schedule of Investments.

10	Western Asset High Yield Defined Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 3.6%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	190,000	$190,472
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	1,400,000	1,392,324
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	3,230,000	3,105,211
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	460,000	422,662
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	370,000	385,544
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	3,220,000	3,529,649	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,350,000	1,407,375	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	1,870,000	1,732,676
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	420,000	380,100

Total Airlines				12,546,013

Commercial Services & Supplies - 0.3%
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	768,000	837,262	(a)

Industrial Conglomerates - 0.3%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	1,400,000	1,100,553	(d)(f)

Machinery - 0.2%
Clark Equipment Co., Senior Secured Notes	5.875%	6/1/25	480,000	506,700	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	190,000	172,698

Total Machinery				679,398

Trading Companies & Distributors - 0.4%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	370,000	154,899	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	655,000	702,799
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	610,000	644,312

Total Trading Companies & Distributors				1,502,010

TOTAL INDUSTRIALS				18,123,826

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2020 Quarterly Report	11

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 1.3%
CommScope Inc., Senior Notes	8.250%	3/1/27	4,270,000	$4,622,040	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	64,000	65,700	(a)

Total Communications Equipment				4,687,740

Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology Inc., Senior Notes	6.625%	9/15/27	1,000,000	1,097,315	(a)

Software - 0.0%††
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	1,374,885	20,623	(a)(g)(h)(i)

Technology Hardware, Storage & Peripherals - 1.2%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	500,000	519,250	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	720,000	776,858
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,350,000	2,566,462
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	210,000	235,230

Total Technology Hardware, Storage & Peripherals				4,097,800

TOTAL INFORMATION TECHNOLOGY				9,903,478

MATERIALS - 6.6%
Chemicals - 0.1%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK)	10.000%	8/15/26	475,305	404,009	(a)(g)

Construction Materials - 0.3%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.125%	6/1/25	450,000	456,141	(a)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	510,000	527,799

Total Construction Materials				983,940

Containers & Packaging - 2.2%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	3,495,000	3,595,481	(a)(g)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,905,000	1,988,820	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	1,000,000	1,067,315	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	410,000	454,544
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	780,000	859,385	(a)

Total Containers & Packaging				7,965,545

See Notes to Schedule of Investments.

12	Western Asset High Yield Defined Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 3.9%
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	2,020,000	$2,598,654
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	3,270,000	3,328,124	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	310,000	318,347
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	380,000	394,204
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	410,000	443,163
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	280,000	316,513
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,750,000	1,968,208
Northwest Acquisitions ULC/ Dominion Finco Inc., Secured Notes	7.125%	11/1/22	411,000	7,090	*(a)(b)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	260,000	282,361
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,220,000	2,955,897
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	1,014,784

Total Metals & Mining				13,627,345

Paper & Forest Products - 0.1%
Mercer International Inc., Senior Notes	7.375%	1/15/25	400,000	412,000

TOTAL MATERIALS				23,392,839

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	610,000	520,425
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	690,000	770,288
GEO Group Inc., Senior Notes	5.875%	10/15/24	750,000	591,484
XHR LP, Senior Secured Notes	6.375%	8/15/25	650,000	667,875	(a)

TOTAL REAL ESTATE				2,550,072

UTILITIES - 2.0%
Electric Utilities - 1.4%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,260,000	1,786,102
Pampa Energia SA, Senior Notes	7.375%	7/21/23	1,200,000	1,101,012	(c)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	1,960,000	1,675,800	(a)
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	600,000	483,243	(a)

Total Electric Utilities				5,046,157

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2020 Quarterly Report	13

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Gas Utilities - 0.6%
Suburban Propane Partners LP/ Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,930,000		$2,007,200

TOTAL UTILITIES					7,053,357

TOTAL CORPORATE BONDS & NOTES (Cost - $284,895,810)					312,983,221

SOVEREIGN BONDS - 4.0%
Argentina - 0.6%
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	900,000		437,850	*(b)
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	1,250,000		600,000	*(b)
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	2,340,000		1,108,353	*(b)

Total Argentina					2,146,203

Brazil - 0.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	2,466,000	BRL	461,413
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	1,680,000	BRL	345,187

Total Brazil					806,600

Ghana - 0.3%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	1,000,000		960,660	(a)

Indonesia - 0.8%
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	5,985,000,000	IDR	426,748
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	31,811,000,000	IDR	2,277,941

Total Indonesia					2,704,689

Mexico - 0.3%
Mexican Bonos, Bonds	6.500%	6/9/22	18,070,000	MXN	853,486

Russia - 1.4%
Russian Federal Bond - OFZ	7.000%	1/25/23	58,120,000	RUB	827,870
Russian Federal Bond - OFZ	7.750%	9/16/26	183,580,000	RUB	2,779,110
Russian Federal Bond - OFZ	8.150%	2/3/27	90,000,000	RUB	1,389,382

Total Russia					4,996,362

Ukraine - 0.4%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	1,500,000		1,500,000	(a)

TOTAL SOVEREIGN BONDS (Cost - $14,700,686)					13,968,000

See Notes to Schedule of Investments.

14	Western Asset High Yield Defined Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	Value
SENIOR LOANS - 3.9%
CONSUMER DISCRETIONARY - 1.4%
Specialty Retail - 1.4%
Michaels Stores Inc., 2018 New Replacement Term Loan B	3.500-3.568%	1/30/23	447,433	$430,794	(d)(j)(k)
Party City Holdings Inc., 2018 Replacement Term Loan	3.250-4.100%	8/19/22	1,421,779	1,005,909	(d)(j)(k)
PetSmart Inc., Term Loan B2 (3 mo. USD LIBOR + 4.000%)	5.000%	3/11/22	3,645,684	3,646,125	(d)(j)(k)

TOTAL CONSUMER DISCRETIONARY				5,082,828

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp., Term Loan A (3 mo. USD LIBOR + 8.000%)	9.000%	6/24/24	1,960,000	1,300,338	*(b)(d)(j)(k)

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	4.656%	8/6/26	746,250	744,696	(d)(j)(k)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.188%	6/26/26	632,906	619,852	(d)(j)(k)

TOTAL HEALTH CARE				1,364,548

INDUSTRIALS - 1.7%
Airlines - 1.7%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.750%	4/27/23	2,612,500	2,611,275	(d)(j)(k)(l)
JetBlue Airways Corp., Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/17/24	1,040,000	1,040,000	(d)(j)(k)
Mileage Plus Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/20/27	1,140,000	1,150,504	(d)(j)(k)
United Airlines Inc., Refinanced Term Loan (1 mo. USD LIBOR + 1.750%)	1.906%	4/1/24	1,500,000	1,399,062	(d)(j)(k)(l)

TOTAL INDUSTRIALS				6,200,841

TOTAL SENIOR LOANS (Cost - $14,208,113)				13,948,555

CONVERTIBLE BONDS & NOTES - 0.7%
COMMUNICATION SERVICES - 0.7%
Media - 0.7%
DISH Network Corp., Senior Notes (Cost - $2,114,018)	3.375%	8/15/26	2,590,000	2,560,925

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2020 Quarterly Report	15

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE		Shares		Value
PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Banks - 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	6.065%		17,000		$417,010	(d)

Capital Markets - 0.3%
B Riley Financial Inc.	6.875%		39,275		977,948

TOTAL PREFERRED STOCKS (Cost - $1,281,228)					1,394,958

		MATURITY DATE	FACE AMOUNT†
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.3%
U.S. Government Obligations - 0.3%
U.S. Treasury Notes	1.750%	11/30/21	500,000		509,883
U.S. Treasury Notes	0.625%	5/15/30	500,000		497,305

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $999,017)					1,007,188

			SHARES
COMMON STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Party City Holdings Inc.			89,478		245,170	*(h)

ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)			46,103		37,662	*(h)(i)

Oil, Gas & Consumable Fuels - 0.0%††
MWO Holdings LLC			442		33,897	*(h)(i)

TOTAL ENERGY					71,559

TOTAL COMMON STOCKS (Cost - $2,041,016)					316,729

			FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%††
Argentina - 0.0%††
Argentina Treasury Bond (Cost - $49,555)	1.000%	8/5/21	6,489,228	ARS	50,689	(h)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $320,289,443)					346,230,265

See Notes to Schedule of Investments.

16	Western Asset High Yield Defined Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.6%
Dreyfus Government Cash Management, Institutional Shares (Cost - $5,534,730)	0.038%	5,534,730	$5,534,730

TOTAL INVESTMENTS - 99.9% (Cost - $325,824,173)			351,764,995
Other Assets in Excess of Liabilities - 0.1%			291,858

TOTAL NET ASSETS - 100.0%			$352,056,853

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on these securities is currently in default as of August 31, 2020.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of August 31, 2020. The interest rate for fully unfunded term loans is to be determined.

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2020 Quarterly Report	17

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
OJSC	— Open Joint Stock Company
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

At August 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	242,608	USD	184,557	BNP Paribas SA	10/16/20	$1,464
USD	606,410	CAD	830,000	BNP Paribas SA	10/16/20	(29,996)
USD	460,888	EUR	410,000	BNP Paribas SA	10/16/20	(28,881)
USD	461,543	EUR	410,000	BNP Paribas SA	10/16/20	(28,225)
USD	462,746	EUR	410,000	BNP Paribas SA	10/16/20	(27,023)
USD	703,535	EUR	623,007	BNP Paribas SA	10/16/20	(40,682)
MXN	1,187,600	USD	51,885	Goldman Sachs Group Inc.	10/16/20	2,081
USD	1,196,525	GBP	958,362	Goldman Sachs Group Inc.	10/16/20	(84,932)

Total						$(236,194)

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset High Yield Defined Opportunity Fund Inc. 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities. The Fund intends to liquidate on or about September 30, 2025 and distribute substantially all of its net assets to stockholders, after making appropriate provisions for any liabilities of the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

19

Notes to Schedule of Investments (unaudited) (continued)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

20

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Information Technology	—	$9,882,855	$20,623	$9,903,478
Other Corporate Bonds & Notes	—	303,079,743	—	303,079,743
Sovereign Bonds	—	13,968,000	—	13,968,000
Senior Loans	—	13,948,555	—	13,948,555
Convertible Bonds & Notes	—	2,560,925	—	2,560,925
Preferred Stocks	$1,394,958	—	—	1,394,958
U.S. Government & Agency
Obligations	—	1,007,188	—	1,007,188
Common Stocks:
Consumer Discretionary	—	245,170	—	245,170
Energy	—	—	71,559	71,559
Non-U.S. Treasury Inflation Protected Securities	—	50,689	—	50,689

Total Long-Term Investments	1,394,958	344,743,125	92,182	346,230,265

Short-Term Investments†	5,534,730	—	—	5,534,730

Total Investments	$6,929,688	$344,743,125	$92,182	$351,764,995

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$3,545	—	$3,545

Total	$6,929,688	$344,746,670	$92,182	$351,768,540

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Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$239,739	—	$239,739

†	See Schedule of Investments for additional detailed categorizations.

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